Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2022
Summary of Significant Accounting Policies
Schedule of reconciliation of common stock subject to possible redemption reflected on balance sheet

Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Warrants	(3,565,000)
Issuance costs allocated to Public Shares	(997,733)
Plus:
Accretion of carrying value to redemption value	6,090,102
Common stock subject to possible redemption as of September 30, 2022	$116,527,369

Summary of calculation of basic and diluted net income (loss) per ordinary share

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	For the nine months ended September 30, 2022
	Common	Common
	stock	stock not
	subject to	subject to
	possible	possible
Basic and diluted net loss per share:	redemption	redemption
Numerator:
Allocation of net loss	$(829,848)	$(245,809)

Denominator:
Basic and diluted weighted average shares outstanding	10,910,256	3,231,718

Basic and diluted net loss per ordinary share	$(0.08)	$(0.08)

	For the three months ended September 30, 2022
	Common	Common
	stock	stock not
	subject to	subject to
	possible	possible
Basic and diluted net income per share:	redemption	redemption
Numerator:
Allocation of net income	$184,884	$52,266

Denominator:
Basic and diluted weighted average shares outstanding	11,500,000	3,251,000

Basic and diluted net income per ordinary share	$0.02	$0.02

	For the period April 28, 2021 (inception) through September 30, 2021
	Common	Common
	stock	stock not
	subject to	subject to
	possible	possible
Basic and diluted net loss per share:	redemption	redemption
Allocation of net loss	$—	$(3,038)

Denominator:
Basic and diluted weighted average shares outstanding	—	2,500,000

Basic and diluted net loss per ordinary share	$—	$(0.00)

	For the three months ended September 30, 2021
	Common	Common
	Stock	stock not
	subject to	subject to
	possible	Possible
Basic and diluted net loss per share:	redemption	redemption
Numerator:
Allocation of net loss	$—	$(545)

Denominator:
Basic and diluted weighted average shares outstanding	—	2,500,000

Basic and diluted net loss per ordinary share	$—	$(0.00)